Mar. 24, 2022
(Health Sciences Fund)
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
(Mid Value Fund)
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)